RELATED PARTIES´ TRANSACTIONS (Details Narrative) - Key Management Remuneration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 44	$ 26	$ 7
Directors' and Sindycs' fees	7	7	6
Key management personnel compensation, share-based payment	$ 37	$ 19	$ 1